Investment Strategy - TrueShares Equity Hedge ETF	Jan. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective by purchasing put options on the S&P 500 (the “long put strategy”) and purchasing call options on the S&P 500 (the “long call strategy”) under normal market conditions. The Fund expects to obtain exposure to the long put strategy through total return swaps designed to increase in value under various market decline scenarios, similar to a “long put” position. Similarly, the Fund expects to obtain exposure to the long call strategy through total return swaps designed to increase in value under various positive equity return scenarios, similar to a “long call” position.

The Fund intends to have 100% exposure to the long put strategy and to align its notional exposure equivalent to that of the Fund’s net asset value (“NAV”). Any gains from the long put strategy will generally be measured intraday. If the Fund’s gains from the long put strategy equal 1% or greater, the Fund’s adviser re-allocates half of any such gains to the long call strategy. The Fund will review and adjust such notional exposure on a daily basis to maintain a minimum one-to-one exposure ratio to the Fund’s NAV. Under normal market conditions, if the Fund’s long call strategy has gained between 10-15%, the Fund reallocates half of such gain to the income component and, as appropriate, the long put strategy to align the Fund’s notional exposure with its NAV.

Accordingly, the Fund seeks to both monetize market downturns (through the long put strategy) and reallocate gains from such strategy to participate in a market reversal through the combination of the defensive and upside capture swaps as part of the Fund’s overall defensive strategy.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund defines equity securities as common stock, preferred stock, options on common or preferred stock, ETFs that invest primarily in the preceding, options or swaps on these ETFs, and options or swaps linked to an equity index.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Income Component

The Fund seeks income through a strategy focused primarily on a variety of income-producing securities. The Fund invests primarily in: (i) U.S. Treasuries; (ii) U.S. government and corporate bonds; (iii) AAA rated tranches of collateralized loan obligations (“CLOs”); (iv) preferred stock; (v) pre-merger special purpose acquisition companies (“SPACs”); (vi) investment company debt; and (vii) income producing ETFs. CLOs are a type of special purpose vehicle that issue securities generally backed by an asset or a pool of assets that serve as collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. The Fund invests in only the highest-rated AAA senior tranches of CLOs. A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination with one or more operating companies. Pre-merger SPACs are SPACs that are either seeking a target for a business combination or have not yet completed a combination with an identified target. However, pre-merger SPACs do not typically pay dividends or other forms of income, rather they are purchased at a discount and accrue interest much like a zero coupon bond.

The Fund invests without restriction as to the maturity of any individual debt instrument but anticipates a typical average maturity of less than five years for the debt instrument portion of its income portfolio. The Fund restricts credit quality to investment grade debt instruments, at the time of purchase. The Fund defines investment grade debt as that rated BBB- or higher by S&P Global Ratings (formerly known as Standard & Poor’s Ratings Services) or similarly by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of equivalent quality. Generally, the Adviser constructs this portion of the Fund’s portfolio to maximize yield within the constraints described above. The Adviser focuses on a buy and hold approach but may sell a security when a more attractive security becomes available.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.